Subsequent Events (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Millburn Multi-Markets Fund L.P. [Member]
Subsequent Event [Line Items]
Contributions	$ 4,656,175	$ 15,131,098
Millburn Multi-Markets Fund L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	4,311,570
Withdrawls	1,764,066
Millburn Multi-Markets Trading L.P. [Member]
Subsequent Event [Line Items]
Contributions	8,701,175	22,246,533
Millburn Multi-Markets Trading L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	4,311,570
Withdrawls	$ 1,746,066